Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current assets [Abstract]
Prepaid expenses	$ 2,232	$ 2,449
VAT receivable	178	90
Other	119	47
Other current assets	$ 2,529	$ 2,586